Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2026
Trade and other receivables
Schedule of groups trade and other receivables
	06.30.2026	06.30.2025
Sale, leases and services receivables	98,550	92,496
Less: Allowance for doubtful accounts	(6,120)	(6,126)
Total trade receivables	92,430	86,370
Borrowings, deposits and others	66,577	68,459
Advances to suppliers	35,513	16,316
Tax receivables	7,088	11,987
Prepaid expenses	3,623	4,319
Dividends receivable	2,691	24,975
Others	5,600	5,230
Total other receivables	121,092	131,286
Total trade and other receivables	213,522	217,656
Non-current	8,673	44,065
Current	204,849	173,591
Total	213,522	217,656

Schedule of group allowance for doubtful accounts
	06.30.2026	06.30.2025
Beginning of the year	6,126	5,728
Additions (i)	3,822	1,766
Recovery (i)	(165)	(251)
Exchange rate differences	826	947
Receivables written off during the year as uncollectible	(2,952)	(224)
Incorporation by business combination (ii)	223	-
Loss on net monetary position (IAS 29)	(1,760)	(1,840)
End of the year	6,120	6,126

Schedule of an aging analysis of past due unimpaired and impaired receivables
	Past due
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation
Leases and services	2,235	1,146	5,471	64,130	6,120	79,102	80.27%
Sale of properties and developments	88	-	-	19,360	-	19,448	19.73%
Total as of June 30, 2026	2,323	1,146	5,471	83,490	6,120	98,550	100.00%

Leases and services	3,307	1,584	9,720	59,306	6,126	80,043	86.54%
Sale of properties and developments	-	-	-	12,453	-	12,453	13.46%
Total as of June 30, 2025	3,307	1,584	9,720	71,759	6,126	92,496	100.00%